Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2023	2022
Cost:
Computers and peripheral equipment	$35,392	$40,101
Office furniture and equipment	6,338	8,260
Leasehold improvements	9,041	8,192

	50,771	56,553
Accumulated depreciation:
Computers and peripheral equipment	28,525	34,285
Office furniture and equipment	4,580	5,532
Leasehold improvements	5,005	4,715

	38,110	44,532

Depreciated cost	$12,661	$12,021